Notes Payable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Notes Payable Details
Principal due at maturity, including 10% bonus	$ 4,609,509	$ 4,609,509
Unamortized issue costs and discount	(2,787,776)	(3,782,239)
Carrying amount in the accompanying Balance Sheet	$ 1,821,733	$ 827,270